LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS	12 Months Ended
Feb. 28, 2015
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

8. LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

        Long-term prepayments and other non-current assets consisted of the following:

	As of February 28, 2014	As of February 28, 2015
Long-term prepayments(1)	$989,454	$8,898,319
Other non-current assets	—	296,149

	$989,454	$9,194,468

(1)	As of February 28, 2015, the Group made prepayments to acquire minority equity interests in several third-party companies.